Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The components of the Company’s net deferred income taxes are as follows (rounded):

	December 31, 2014	December 31, 2013
Deferred tax assets:
Net operating loss carry forwards	$10,643,000	$9,171,000
Accrued expenses	92,000	72,000
Depreciation and amortization	4,000	23,000
Stock option and warrant expenses	441,000	285,000
Deferred rent	40,000	5,000
Other	3,000	2,000
Gross deferred income tax assets	11,223,000	9,558,000
Valuation allowance	(11,223,000)	(9,558,000)
Total deferred income tax assets	$—	$—

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The following summary reconciles differences from taxes at the federal statutory rate with the effective rate:

	Years Ended December 31,
	2014	2013
Federal income tax at statutory rates	(34.0)%	(34.0)%
Change in deferred tax asset valuation allowance	(52.3)%	30.0%
Deferred state taxes	4.6%	(2.8)%
Non-deductible expenses:
Meals & entertainment	(0.4)%	0.3%
Change in fair value of warrants	83.8%	2.6%
ISO stock compensation	(1.3)%	1.0%
Other	(0.4)%	2.9%
Income taxes (benefit) at effective rates	—%	—%